Fair Value Measurements (Details) - Schedule of roll forward of the Company’s Level 3 instruments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of roll forward of the Company’s Level 3 instruments [Abstract]
Beginning Balance	$ 145,144	$ 2,852
Increase derivative liability for issuance of convertible notes payable		5,637	2,167
Increase contingent consideration in connection with Quantum business combination			1,421
Fair value adjustments- Derivatives	74,731	2,889	(819)
Fair value adjustments- Contingent consideration	$ 24	796	83
Ending Balance		145,144	$ 2,852
Reduce derivative liability for extinguishment of convertible notes payable		(1,349)
Private Placement Warrants assumed in connection with the Business Combination		108,280
Fair value adjustments- Private Placement Warrants		35,015
Reduce derivative liability for conversion and repayment of convertible notes		(8,526)
Reduce contingent consideration for cash payment of a portion of obligation		$ (450)